ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net, consists of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Accounts receivable	4,566	2,709	2,130
Less: allowance for expected credit losses	(78)	(78)	(61)
Accounts receivable, net	4,488	2,631	2,069

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The movements in the allowance for expected credit losses for the year ended December 31, 2024 and the six-month period ended June 30, 2025 were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD’000	SGD’000	USD’000
Balance at beginning of the year/period	23	78	61
Additions	55	-	-
Balance at end of the year/period	78	78	61